Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 9— Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	September 30, 2023	Level	December 31, 2022
Assets:
Funds Held in Trust Account	1	$—	1	$290,718,297
Liabilities:
Warrant liability—Public Warrants	1	$11,500,000	1	$9,343,750
Warrant liability—Private Warrants	3	$3,654,125	3	$2,805,500
Convertible Promissory Notes—Related Parties	3	$2,645,096	3	$1,409,730
Investments Held in Trust Account
As of September 30, 2023 and December 31, 2022, investments in the Company’s Trust Account consisted of $63,939,672 in a demand deposit account (and are therefore not reflected in the table above) and $290,718,297 in U.S. Money Market funds, respectively.
There were no transfers between Levels 1, 2 or 3 during the three and nine months ended September 30, 2023.
Level 1 instruments include investments in money markets. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
Warrant Liabilities
The fair value of warrants issued by the Company in connection with the Public Offering and Private Placement had been estimated using Monte-Carlo simulations at the initial measurement date up to the date when the Public Warrants started trading on April 19, 2021. For each subsequent measurement since April 19, 2021, the public warrants were measured at the Observable Quoted Price in Active Markets. Private warrants were measured using the Modified Black-Scholes Optional Pricing Model. The estimated fair value of the private warrant liability is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The aforementioned warrant liabilities are not subject to qualified hedge accounting.
As Private Placement Warrants held by FL
Co-Investment
and Intrepid Financial Partners, will not be exercisable more than five years from the effective date of the registration statement, the exercise period end date is different than other Private Placement Warrants which will expire five years after the completion of the initial Business Combination or earlier upon redemption or liquidation. Accordingly, they have different inputs to the Modified Black-Scholes Optional Pricing Model.
The following table provides quantitative information regarding Level 3 inputs used to determine the fair values of Private Placement Warrants held by FL
Co-Investment
and Intrepid Financial Partners as of September 30, 2023 and December 31, 2022.

Inputs	September 30, 2023	December 31, 2022
Stock price	$10.46	$10.05
Strike price	$11.50	$11.50
Term (in years)	2.40	3.15
Volatility	0.0%	0.0%
Risk-free rate	4.82%	4.12%
Dividend yield	0.00%	0.00%
The following table provides quantitative information regarding Level 3 fair value measurements used to determine the fair value of the Private Placement Warrants, excluding Private Placement Warrants held by FL
Co-Investment
and Intrepid Financial Partners, as of September 30, 2023 and December 31, 2022.

Inputs	September 30, 2023	December 31, 2022
Stock price	$10.46	$10.05
Strike price	$11.50	$11.50
Term (in years)	5.30	5.25
Volatility	0.0%	0.0%
Risk-free rate	4.50%	3.91%
Dividend yield	0.00%	0.00%

The following table presents the changes in the fair value of warrant liabilities:

	Public	Private Placement	Warrant Liabilities
Fair value as of December 31, 2021	$8,625,000	$4,022,250	$12,647,250
Change in valuation inputs or other assumptions	(4,456,250)	(2,402,500)	(6,858,750)

Fair value as of March 31, 2022	4,168,750	1,619,750	5,788,500
Change in valuation inputs or other assumptions	(1,868,750)	(902,875)	(2,771,625)

Fair value as of June 30, 2022	2,300,000	716,875	3,016,875
Change in valuation inputs or other assumptions	(287,500)	(85,250)	(372,750)

Fair value as of September 30, 2022	2,012,500	631,625	2,644,125

Fair value as of December 31, 2022	9,343,750	2,805,500	12,149,250
Change in valuation inputs or other assumptions	(1,150,000)	(201,500)	(1,351,500)

Fair value as of March 31, 2023	8,193,750	2,604,000	10,797,750
Change in valuation inputs or other assumptions	(3,737,500)	(1,178,000)	(4,915,500)

Fair value as of June 30, 2023	4,456,250	1,426,000	5,882,250
Change in valuation inputs or other assumptions	7,043,750	2,228,125	9,271,875

Fair value as of September 30, 2023	$11,500,000	$3,654,125	$15,154,125

Convertible Promissory Notes – Related Parties
The convertible promissory notes were valued using a combination of Black-Scholes and Geske models, which utilize unobservable Level 3 fair value measurement inputs. The estimated fair value of the Promissory Notes was based on the following significant inputs:

Inputs	2023 Inputs (a)	September 30, 2023	December 31, 2022
Exercise price	$11.50	$11.50	$11.50
Volatility	1.9% - 2.5%	2.5%	1.2%
Expected term to warrant expiration	5.2 - 5.6 years	5.3 years	5.3 years
Risk-free-rate	3.39% - 4.17%	4.50%	3.91%
Dividend yield	0%	0%	0%
Stock price	$10.13 - $10.39	$10.46	$10.05

(a)	Represents the range of inputs utilized on the respective d a tes of the initial valuations of the various convertible note draws and extinguishment during the nine months ended September 30, 2023.

The following table presents the changes in the fair value of the Level 3 Promissory Notes:

Fair value as of December 31, 2021	$956,115
Proceeds received through Convertible Promissory Note on March 29, 2022	335,000
Initial measurement of fair value of Promissory Note	(52,126)
Change in fair value of Promissory Notes	27,611

Fair value as of March 31, 2022	$1,266,600

Change in fair value of Promissory Notes	(5,400)

Fair value as of June 30, 2022	$1,261,200

Change in fair value of Promissory Notes	(1,200)

Fair value as of September 30, 2022	$1,260,000

Change in fair value of Promissory Notes	149,730

Fair value as of December 31, 2022	$1,409,730

Principal amount of Promissory Notes amended on March 29, 2023	726,370
Initial measurement of fair value of Promissory Notes upon extinguishment of debt	(42,205)
Change in fair value of Promissory Notes	3,120

Fair value as of March 31, 2023	$2,097,015

Proceeds received through Convertible Promissory Notes on May 12, 2023 and June 28, 2023	445,000
Initial measurement of fair value of Promissory Notes	(186,194)
Change in fair value of Promissory Notes	(798,412)

Fair value as of June 30, 2023	$1,557,409

Proceeds received through Convertible Promissory Notes on August 30, 2023	635,000
Initial measurement of fair value of Promissory Notes	(304,801)
Change in fair value of Promissory Notes	757,488

Fair value as of September 30, 2023	$2,645,096

There were no transfers in or out of Level 3 from other levels in the fair value hier
a
rchy during the three months ended September 30, 2023 and 2022.

NOTE 9 — FAIR VALUE MEASUREMENTS
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	December 31, 2022	Level	December 31, 2021
Assets:
U.S. Money Market Investing in Treasury Securities Held in Trust Account	1	$290,718,297	1	$287,516,153
Liabilities:
Warrant liability—Public Warrants	1	9,343,750	1	$8,625,000
Warrant liability—Private Warrants	3	2,805,500	3	$4,022,250
Convertible Promissory Notes—Related Parties	3	1,409,730	3	$956,115
Investments Held in Trust Account
As of December 31, 2022 and 2021, investments in the Company’s Trust Account consisted of $290,718,297 and $287,516,153 in U.S. Money Market funds that invest primarily in U.S. Treasury securities
, respectively.
Except as described below, there were no transfers between Levels 1, 2 or 3 during the years ended December 31, 2022 and 2021.
Level 1 instruments include investments in money markets investing in U.S. Treasury securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
Warrant Liabilities
Public Warrants were transferred from Level 3 to Level 1 when they started trading on April 19, 2021, at a value of $15,381,250.
The fair value of warrants issued by the Company in connection with the Public Offering and Private Placement had been estimated using Monte-Carlo simulations at the initial measurement date up to the date when the Public Warrants started trading on April 19, 2021. For each subsequent measurement since April 19, 2021, the public warrants were measured at the Observable Quoted Price in Active Markets. Private warrants were measured using the Modified Black-Scholes Optional Pricing Model. The estimated fair value of the private warrant liability is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.
The aforementioned warrant liabilities are not subject to qualified hedge accounting.
As Private Placement Warrants held by FL
Co-Investment
and Intrepid Financial Partners, will not be exercisable more than five years from the effective date of the registration statement, the exercise period end date is different than other Private Placement Warrants which will expire five years after the completion of the initial Business Combination or earlier upon redemption or liquidation. Accordingly, they have different inputs to the Modified Black-Scholes Optional Pricing Model.
The following table provides quantitative information regarding Level 3 inputs used
to determine the fair values of Private Placement Warrants as of December 31, 2022 and 2021.

	December 31, 2021	December 31, 2022
Stock price	$9.72	$10.05
Strike price	$11.50	$11.50
Term (in years)	4.15	3.15
Volatility	10.8%	0.0%
Risk-free rate	1.13%	4.12%
Dividend yield	0.00%	0.00%
The following table provides quantitative information regarding Level 3 fair value measurements used to determine the fair value of the Private Placement Warrants, excluding Private Placement Warrants held by FL
Co-Investment
and Intrepid Financial Partners, as of December 31, 2022 and 2021.

Inputs	December 31, 2021	December 31, 2022
Stock price	$9.72	$10.05
Strike price	$11.50	$11.50
Term (in years)	5.42	5.25
Volatility	10.8%	0.0%
Risk-free rate	1.29%	3.91%
Dividend yi eld	0.00%	0.00%

The following table presents the changes in the fair value of warrant liabilities:

	Public	Private Placement	Warrant Liabilities
Fair value as of December 31, 2020	$—	$—	$—
Initial measurement on March 1, 2021	12,218,750	6,583,625	18,802,375
Change in valuation inputs or other assumptions	(3,593,750)	(2,561,375)	(6,155,125)

Fair value as of December 31, 2021	$8,625,000	$4,022,250	$12,647,250
Change in valuation inputs or other assumptions	718,750	(1,216,750)	(498,000)

Fair value as of December 31, 2022	$9,343,750	$2,805,500	$12,149,250

Convertible Promissory Notes – Related Parties
The convertible promissory notes were valued using a combination of Black-Scholes and Geske models, which is considered to be primarily a Level 3 fair value measurement input. The estimated fair value of the Promissory Notes was based on the following significant inputs:

Inputs	December 31, 2021	December 31, 2022
Exercise price	$11.50	$11.50
Volatility	12.9%	1.2%
Expected term to warrant expiration	5.4 years	5.3 years
Risk-free-rate	1.32%	3.91%
Dividend yield	0%	0%
Stock price	$9.71	$10.05
The following table presents the changes in the fair value of the Level 3 Promissory Notes:

Fair value as of December 31, 2020	$—
Proceeds received through Convertible Promissory Note on August 11, 2021	365,000
Initial measurement of fair value of Promissory Note	18,323
Proceeds received through Convertible Promissory Note on December 29, 2021	800,000
Initial measurement of fair value of Promissory Note	(143,440)
Change in fair value of Promissory Notes	(83,768)

Fair value as of December 31, 2021	$956,115
Proceeds received through Convertible Promissory Note on March 29, 2022	335,000
Initial measurement of fair value of Promissory Note	(52,126)
Change in fair value of Promissory Notes	170,741

Fair value as of December 31, 20 2 2	$1,409,730

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the years
 ended December 31, 2022 and 2021.